Capital and financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Capital and financial risk management
Schedule of capital structure of the Group

	2022 £m	2021 £m
Cash and cash equivalents	684	414
Short-term borrowings	(437)	(79)
Long-term borrowings	(10,003)	(87)
Derivative financial assets associated to long-term borrowings	44	5
Derivative financial liabilities associated to long-term borrowings	(181)	(1)
Total equity	16,457	26,480
Total capital	6,564	26,732

Schedule of credit ratings of counterparties

	AAA/Aaa £m	AA/Aa £m	A/A £m	BBB/Baa £m	BB+/Ba1 and below or unrated £m	Total £m
2022
Bank balances and deposits	–	87	276	252	59	674
Money market funds	10	–	–	–	–	10
Cash and cash equivalents	10	87	276	252	59	684
Derivative financial instruments	–	–	59	35	–	94
Total	10	87	335	287	59	778

2021
Bank balances and deposits	–	–	394	14	3	411
Money market funds	3	–	–	–	–	3
Cash and cash equivalents	3	–	394	14	3	414
Derivative financial instruments	–	–	17	–	–	17
Total	3	–	411	14	3	431

Schedule of derivative financial instruments

	2022			2021
	Notional amount £m	Fair value of assets £m	Fair value of Liabilities £m	Notional amount £m	Fair value of assets £m	Fair value of Liabilities £m
Non-current
Fair value hedges – interest rate swap contracts	2,207	2	(139)	–	–	–
Net investment hedges - cross currency interest rate swaps	910	1	(36)	–	–	–
Cash flow hedges – interest rate swap contracts	–	–	–	1,996	12	(1)
Current
Net investment hedges – foreign exchange contracts	329	1	(8)	–	–	–
Derivatives designated and effective as hedging instruments	3,446	4	(183)	1,996	12	(1)

Non-current
Cross currency interest rate swap contracts	1,409	41	–	–
Current
Foreign exchange contracts	3,364	49	(23)	1,854	5	(18)
Derivatives classified as held for trading	4,773	90	(23)	1,854	5	(18)
Total derivative instruments	8,219	94	(206)	3,850	17	(19)

Schedule of hedging instruments

	Average strike price	Notional principal value £m	Change in fair value for recognising hedge ineffectiveness £m	Carrying value assets/ (liabilities) £m
2022
Fair value hedges
Below 10 years
EUR IRS	1.3%	754	(59)	(59)
USD IRS	3.1%	1,454	(78)	(78)
Net investment hedges
Below 10 years
EUR FX Swaps	1.2	329	(7)	(7)
CNH CCIRS	8.6	910	(35)	(35)
EUR Bonds	1.1	887	(55)	867
10-30 years
EUR Bonds	1.1	665	(43)	659

2021
Cash flow hedges
Below 10 years	1.1%	668	4	4
10-30 years	1.3%	935	3	3
>30 years	1.5%	393	4	4

Schedule of hedged items

	2022				2021
	Carrying amount £m	Accumulated fair value adjustments[1] £m	Change in value for calculating hedge ineffectiveness £m	Balance in cash flow hedge reserve[2] £m	Carrying amount £m	Accumulated fair value adjustments[1] £m	Change in value for calculating hedge ineffectiveness £m	Balance in cash flow hedge reserve[2] £m
Cash flow hedges
Pre-hedging of long-term interest rate	–	–	–	(150)	–	(11)	(11)	(9)
Fair value hedges
Bonds[3]	(2,078)	122	122	–	–	–	–	–
Net investment hedges
Net assets in foreign currency[4]	2,791	140	140	–	–	–	–	–

[1]  Accumulated fair value adjustments on the hedged items included in the carrying amount of the hedged item.

[2]  Balance in cash flow hedge reserve for discontinued hedges net of tax.

[3]  The difference in change in value for calculating hedge ineffectiveness between derivatives and bonds is due to upfront cash receipt on derivatives and hedge ineffectiveness.

[4]  Relates to net investment hedges which is part of the translation reserve in equity.

Schedule of details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to the income statement under finance income or expense:

	Hedging gains/(losses) in other comprehensive income £m	Hedge ineffectiveness in profit or loss £m	Hedged future cash flows no longer expected to occur £m	As hedged item affects profit or loss £m
2022
Cash flow hedges
Pre-hedging of long-term interest rates
Below 10 years	169	3	–	18
10-30 years	35	–	–	–
>30 years	–	–	–	–

Schedule of carrying amounts and fair values of financial assets and liabilities

	2022		2021
	Carrying value £m	Fair value £m	Carrying value £m	Fair value £m
Financial assets measured at amortised cost:
Cash and cash equivalents	674	674	411	411
Trade and other receivables and certain other non-current assets	1,663	1,663	1,955	1,955
Loan amounts owing from related parties	–	–	1,508	1,508
Financial assets mandatorily measured at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	90	90	5	5
Cash and cash equivalents (money market funds)	10	10	3	3
Derivatives designated and effective as hedging instruments
Derivatives designated in a cash flow hedge and net investment hedge	2	2	12	12
Derivatives designated in a fair value hedge	2	2	–	–
Total financial assets	2,441	2,441	3,894	3,894

Financial liabilities measured at amortised cost:
Short-term loans and overdrafts	(91)	(91)	(49)	(49)
Other bonds	(7,783)	(6,935)	–	–
Long-term loans	–	–	–	–
Commercial papers	(302)	(302)	–	–
Non-voting preference shares	(25)	(25)	–	–
Trade and other payables and certain other non-current liabilities in scope of IFRS 9	(3,253)	(3,253)	(2,673)	(2,673)
Loan amounts owing to related parties	–	–	(825)	(825)
Bonds in a designated hedge relationship	(2,078)	(2,081)	–	–
Financial liabilities mandatorily measured at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	(23)	(23)	(18)	(18)
Derivatives designated and effective as hedging instruments
Derivatives designated in a cash flow hedge and net investment hedge	(44)	(44)	(1)	(1)
Derivatives designated in a fair value hedge	(139)	(139)	–	–
Total financial liabilities	(13,738)	(12,893)	(3,566)	(3,566)
Net financial assets and financial liabilities	(11,297)	(10,452)	328	328

Schedule of financial instruments held at fair value by fair value hierarchy

At 31 December 2022	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	–	90	–	90
Derivatives designated and effective as hedging instruments in a fair value hedge	–	2	–	2
Cash and cash equivalents (money market funds)	10	–	–	10
Derivatives designated and effective as hedging instruments in cash flow hedge and net investment hedge.	–	2	–	2
Total financial assets	10	94	–	104
Financial liabilities at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	–	(23)	–	(23)
Derivatives designated and effective as hedging instruments in a fair value hedge	–	(139)	–	(139)
Derivatives designated and effective as hedging instruments in cash flow hedge and net investment hedge	–	(44)	–	(44)
Total financial liabilities	–	(206)	–	(206)

At 31 December 2021
Financial assets at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	-	5	–	5
Cash and cash equivalents (money market funds)	3	-	–	3
Derivatives designated and effective as hedging instruments in cash flow hedge and net investment hedge	–	12		12
Total financial assets	3	17	–	20
Financial liabilities at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	–	(18)	–	(18)
Derivatives designated and effective as hedging instruments in cash flow hedge and net investment hedge	–	(1)	–	(1)
Total financial liabilities	–	(19)	–	(19)

Schedule of financial and non financial assets

	At 31 December 2022			At 31 December 2021
	Financial instruments £m	Non-financial instruments £m	Total £m	Financial instruments £m	Non-financial instruments £m	Total £m
Trade and other receivables (Note 16)	1,634	247	1,881	1,947	260	2,207
Loans amount owing from related parties (Note 24)	–	–	–	1,508	–	1,508
Other non-current assets (Note 16)	29	103	132	8	–	8
Total	1,663	350	2,013	3,463	260	3,723

Schedule of financial and non financial liabilities

	At 31 December 2022			At 31 December 2021
	Financial instruments £m	Non-financial instruments £m	Total £m	Financial instruments £m	Non-financial instruments £m	Total £m
Trade and other payables (Note 18)	(3,224)	(397)	(3,621)	(2,671)	(331)	(3,002)
Loan amounts owing to related parties (Note 24)	–	–	–	(825)	-	(825)
Provisions (Note 21)	(11)	(86)	(97)	–	(139)	(139)
Other non-current liabilities	(18)	(4)	(22)	(2)	(6)	(8)
Total	(3,253)	(487)	(3,740)	(3,498)	(476)	(3,974)

Schedule of offsetting of financial assets and liabilities

At 31 December 2022	Gross financial assets/ (liabilities) £m	Gross financial assets/ (liabilities) set off £m	Net financial assets/ (liabilities) per balance sheet £m	Related amounts not offset £m	Net amount £m
Financial assets
Derivative financial assets	94	–	94	(58)	36
Financial liabilities
Derivative financial liabilities	(206)	–	(206)	58	(148)

At 31 December 2021
Financial assets
Derivative financial assets	17	-	17	(9)	8
Financial liabilities
Derivative financial liabilities	(19)	-	(19)	9	(10)

Schedule of foreign exchange sensitivity income impact.

	2022 (Decrease)/increase in income £m	2021 Increase/(decrease) in income £m
10 cent appreciation of the US Dollar	(1)	2
10 cent depreciation of the US Dollar	1	(2)
10 cent appreciation of the Euro	13	(5)
10 cent depreciation of the Euro	(10)	4

Schedule of foreign exchange sensitivity equity impact.

	2022 (Decrease)/increase in equity £m	2021 Increase/(decrease) in equity £m
10 cent appreciation of the CNY	(11)	–
10 cent depreciation of the CNY	11	–
10 cent appreciation of the Euro	(182)	–
10 cent depreciation of the Euro	152	–

Schedule of interest rate sensitivity income impact.

	2022 Increase/(decrease) in income £m	2021 (Decrease)/increase in income £m
1% (100 basis points) increase in Pound Sterling interest rates	6	(13)
1% (100 basis points) increase in US Dollar interest rates	(32)	8
1% (100 basis points) increase in Euro interest rates	(18)	6
1% (100 basis points) increase in Swiss Franc interest rates	(1)	–

Schedule of anticipated contractual cash flows including interest payable

At 31 December 2022	Borrowings £m	Interest on borrowings £m	Lease liabilities £m	Interest on lease liabilities £m	Trade payables and other liabilities not in net debt £m	Total £m
Due in less than one year	393	316	44	3	3,242	3,998
Between one and two years	830	291	36	2	9	1,168
Between two and three years	1,385	248	25	2	1	1,661
Between three and four years	694	230	21	1	1	947
Between four and five years	1,653	184	13	1	–	1,851
After five years	5,299	1,370	22	2	–	6,693
Gross contractual cash flows	10,254	2,639	161	11	3,253	16,318

At 31 December 2021
Due in less than one year	49	2	30	4	3,496	3,581
Between one and two years	–	–	22	3	2	27
Between two and three years	–	–	15	2	–	17
Between three and four years	–	–	13	2	–	15
Between four and five years	–	–	10	1	–	11
After five years	–	–	27	3	–	30
Gross contractual cash flows	49	2	117	15	3,498	3,681

Schedule of analysis of the anticipated contractual cash flows using undiscounted cash flows

	2022		2021
	Receivables £m	Payables £m	Receivables £m	Payables £m
Foreign exchange contracts
Due in less than one year	5,476	(5,455)	1,852	(1,865)
Interest rate swap contracts
Due in less than one year	153	(198)	–	(13)
Between one and two years	173	(222)	12	(26)
Between two and three years	1,916	(2,009)	24	(26)
Between three and four years	573	(524)	28	(26)
Between four and five years	–	–	28	(26)
After five years	–	–	260	(221)
Gross contractual cash flows	8,291	(8,408)	2,204	(2,203)